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September 2, 1999



Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

         Re:      Security First Life Separate Account A
                  '33 Act File No. 333-79625
                  '40 Act File No. 811-3365
                  -------------------------

Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Prospectus and Statement of Additional Information dated August 25, 1999, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recent amendment to the registration statement.

The text of the most recent amendment has been filed electronically.


Sincerely,

SECURITY FIRST LIFE SEPARATE ACCOUNT A


/s/ Cheryl J. Finney
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Cheryl J. Finney
Vice President and
Associate General Counsel